OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001889966

Barclays Mortgage Loan Trust 2023-NQM3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Esther Bernstein (212) 526-3892

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached Exhibit 99 to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SUTTON FUNDING LLC

Date: November 6, 2023	By:	/s/ Esther Bernstein
	Name:	Esther Bernstein
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report – AMC Narrative

Schedule 1 – Compliance Only Extract

Schedule 2 – Credit Only Extract

Schedule 3 – Data Compare

Schedule 4 – Exception Standard

Schedule 5 – Loan Level Exception

99.2 - Third Party Due Diligence Report – Canopy Narrative

Schedule 1 – ATR OR QM Report

Schedule 2 – Data Compare

Schedule 3 – Rating Agency Grades Detail Report

Schedule 4 – Rating Agency Grades Summary Report

Schedule 5 – Valuation Report

99.3 – Third Party Due Diligence Report – Clayton Narrative

Schedule 1 – Conditions Report

Schedule 2 – Loan Grades

Schedule 3 – Loan Level Tape Compare

Schedule 4 – Non ATR QM

Schedule 5 – Rating Agency ATR

Schedule 6 – Standard Upload

Schedule 7 – Valuations Summary

99.4 - Third Party Due Diligence Report – CA Narrative

Schedule 1 – Data Compare

Schedule 2 – Due Diligence Standard

Schedule 3 – Grading Summary Report

Schedule 4 – Valuations Summary Report

99.5 - Third Party Due Diligence Report – Covius Narrative

Schedule 1 – ATR QM Report

Schedule 2 – RA Exceptions

Schedule 3 – RA Grades

Schedule 4 – Tape Compare

Schedule 5 – Valuation Report

99.6 - Third Party Due Diligence Report – Evolve Narrative

Schedule 1 – Data Compare

Schedule 2 – Exception Detail

Schedule 3 – QM ATR Data

Schedule 4 – RA Grades

Schedule 5 – Valuation Report

Schedule 6 – Data Compare

Schedule 7 – Exception Detail

Schedule 8 – QM ATR Data

Schedule 9 – RA Grades

Schedule 10 – Valuation Report

99.7 - Third Party Due Diligence Report – Infinity Narrative

Schedule 1 – Individual Exception

Schedule 2 – Loan Level Exception

Schedule 3 – RA Grades

Schedule 4 – Rating Agency Grade

Schedule 5 – Valuation Report

99.8 - Third Party Due Diligence Report – Maxwell Narrative

Schedule 1 – Data Compare

Schedule 2 – Grading Report

Schedule 3 – Standard Exceptions Report

Schedule 4 – Valuation Report

99.9 - Third Party Due Diligence Report – Mission Narrative

Schedule 1 – Multi-Property Valuation Report

Schedule 2 – RA Grades Detail

Schedule 3 – RA Grades Summary Report

Schedule 4 – Valuation Report

99.10 - Third Party Due Diligence Report – Opus Narrative

Schedule 1 – ATR

Schedule 2 – Data Compare

Schedule 3 – Exception Report

Schedule 4 – Rating Agency Grades

Schedule 5 – Valuation Report

99.11 - Third Party Due Diligence Report – Selene Narrative

Schedule 1 – Data Compare Report

Schedule 2 – RA Grades Summary Report

Schedule 3 – Standard Findings Report

Schedule 4 – Valuation Report

99.12 - Third Party Due Diligence Report – Stonehill Narrative

Schedule 1 – ATR OR QM Report

Schedule 2 – Data Compare Report

Schedule 3 – Rating Agency Grades Detail Report

Schedule 4 – Rating Agency Grades Summary Report

Schedule 5 – Valuation Report